Share Based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share Based Compensation
Note 13 - Share Based Compensation

A.          Equity Incentive Plans

In February 2016, the Company adopted the 2016 Share Incentive Plan (the “2016 Plan”) for employees and consultants. Under the 2016 Plan, the Board of Directors (the “Board”) has the authority to grant share options to employees and consultants of the Company under varying Israel tax regimes or any other tax ruling provided by the tax authorities to the Company, as well as with respect to non-Israeli residents pursuant to the applicable law in their respective country of residence. Each option entitles the holder to purchase one ordinary share with no par value. On December 25, 2016, the Company adopted the 2016 U.S. Sub Plan, designated for U.S. persons.

In April 2021, the Company adopted the 2021 Share Incentive Plan (the “2021 Plan”). Following the effectiveness of the 2021 Plan, the Company will no longer grant any awards under the 2016 Plan, though previously granted options under the 2016 Plan remain outstanding and governed by the 2016 Plan. The 2021 Plan provides for the grant of share options and restricted share units.

The awards have varying terms, but generally vest over four years. Share options expire 10 years after the date of grant. The Company issues new ordinary shares upon exercise of share options.

B.          Share Options

The following is a summary of the share based compensation activity and related information for the year ended December 31, 2021:

	Options outstanding		Option exercisable
Exercise price	Number outstanding at December 31, 2021	Weighted average remaining contractual life (in years)	Number exercisable at December 31, 2021
$3.52	35,000	9.99	11,666
$9.23	394,484	9.62	14,827
$0.93	16,756	8.36	6,276
$0.64	1,066,743	8.31	360,521
$1.11	601,180	7.84	309,738
$1.59	30,650	7.43	21,070
$0.62	206,820	7.07	148,579
$0.47	95,809	6.23	89,814
$0.07	672,735	6.01	657,082
$0.46	119,835	5.83	119,835
$0.06	4,290,368	4.63	4,290,364
$0.14	2,020,924	4.16	2,020,919
	9,591,304		8,050,691

The option allotments are as follows:

		Weighted
	Number of	average
	Options	exercise price

Outstanding - January 1, 2020	10,805,474
Granted	1,350,255	$0.74
Forfeited	(1,454,985)	$0.48
Exercised	(1,533,798)	$0.09
Outstanding - December 31, 2020	9,166,946
Granted	754,988	$0.40
Forfeited	(97,123)	$0.62
Exercised	(233,507)	$0.18
Outstanding - December 31, 2021	9,591,304
Exercisable at end of period	8,050,691

C.          Restricted Share Units ("RSU")

A summary of RSU activity and related information under the Company's equity incentive plan and the RSU award is as follows:

		Weighted
	Number of	average
	Options	exercise price

Balance at January 1, 2021	-
Granted	4,031,528	$5.21
Vested	(98,406)	$7.67
Forfeited	(94,257)	$5.60

Balance at December 31, 2021	3,838,865

D.          Determination of Fair Value

The fair value of each option award is estimated on the grant date using the Black-Scholes option pricing model, which requires the input of highly subjective assumptions. These assumptions and estimates were determined as follows:

•

Fair Value of Ordinary Shares - prior to the recapitalization, the fair value was determined by the Company’s board of directors, with input from management and valuation reports prepared by third-party valuation specialists. After the recapitalization, the fair value of each ordinary share was based on the closing price of the Company’s publicly traded ordinary shares as reported on the date of the grant.

•

Risk-Free Interest Rate - the risk-free rate for the expected term of the options is based on the Black-Scholes option-pricing model on the yields of U.S. Treasury securities with maturities appropriate for the expected term of employee share option awards.

•

Expected Term - the expected term represents the period that options are expected to be outstanding. For option grants that are considered to be “plain vanilla,” the Company determines the expected term using the simplified method. The simplified method deems the term to be the average of the time-to-vesting and the contractual life of the options.

•

Expected Volatility - expected volatility is based on historical volatility over the most recent period commensurate with the expected term of the option. As the Company has a short trading history for its ordinary shares, when the Company's trading period is shorter than the expected term, the expected volatility is derived from the average historical share volatilities of several unrelated public companies within the Company’s industry that the Company considers to be comparable to its own business over a period equivalent to the option’s expected term.

•

Expected Dividend Yield - the Company has never declared or paid any cash dividends and does not presently plan to pay cash dividends in the foreseeable future. As a result, an expected dividend yield of zero percent was used.

The Black-Scholes assumptions used to value the employee options at the grant dates are as follows:

	Year ended	Year ended	Year ended
	December 31	December 31	December 31
	2021	2020	2019

Volatility	40.6%-45.6%	38.3%-41.1%	39.2%-39.5%
Risk-free interest rate	0.6%-1.4%	0.4%-1.6%	1.6%-2.6%
Expected dividends	0.0%	0.0%	0.0%
Expected life (in years)	5.8-6.1	5.5-6.1	5.8-6.1

The Company recorded net compensation expenses in respect of options and RSUs granted to employees and consultants of $3,607 thousand, $1,440 thousand and $2,010 thousand for the years ended December 31, 2021, 2020, and 2019, respectively. The Company also recognized a tax benefit of $5 thousand and $23 thousand related to the share based compensation that was fully offset by a valuation allowance for the years ended December 31, 2021 and 2020, respectively.

The share based compensation expenses by line item in the accompanying Consolidated Statements of Operations is summarized as follows:

	Year Ended	Year Ended	Year Ended
	December 31	December 31	December 31
	2021	2020	2019
	USD thousands	USD thousands	USD thousands

Research and development	1,103	771	575
Sales and marketing	737	406	1,306
General and administrative	1,767	263	129

	3,607	1,440	2,010